Offerings - Offering: 1	Jan. 29, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 6,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 828.60
Offering Note	(A) Estimated solely for the purpose of calculating the amount of the registration fee in pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (B) Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any share splits, share dividends or similar transactions. (C) The registrant previously registered securities having an aggregate offering price of $30,000,000 pursuant to a Registration Statement on Form S-1 (File No. 333-292988), which was declared effective by the Securities and Exchange Commission on January 29, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $6,000,000 is registered hereby.